Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Summary of the Company's Business Segment Operating Results

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$1,313	107	941	—	$2,361
Premiums	309	—	296	37	642
Net investment income	713	791	624	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	—	(299)	(299)
Other revenues[2]	—	—	—	14	14

Total revenues	$2,335	$898	$1,861	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder accounts[3]	$424	531	260	30	$1,245
Benefits and claims[4]	487	—	758	32	1,277
Amortization of DAC	235	4	197	(3)	433
Other expenses, net of deferrals	333	181	321	163	998

Total benefits and expenses	$1,479	$716	$1,536	$222	$3,953

Income before federal income taxes and noncontrolling interests	$856	182	325	(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains (losses)[1]	—	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	—	(91)

Pre-tax operating earnings (loss)	$856	$182	$325	$(75)

Assets as of year end	$79,199	$32,239	$33,863	$10,337	$155,638

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
[2]	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
[3]	Includes operating items (net realized gains and losses related to certain product hedges).
[4]	Excludes certain non-operating changes in variable annuity liabilities.

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2015
Revenues:
Policy charges	$1,259	$111	$846	$—	$2,216
Premiums	459	—	292	35	786
Net investment income	591	752	602	37	1,982
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	—	(56)	(56)
Other revenues[2]	(76)	—	(7)	7	(76)

Total revenues	$2,233	$863	$1,733	$23	$4,852
Benefits and expenses:
Interest credited to policyholder accounts	$328	$494	$236	$20	$1,078
Benefits and claims[3]	700	—	705	29	1,434
Amortization of DAC	13	7	115	(67)	68
Other expenses, net of deferrals	334	163	371	176	1,044

Total benefits and expenses	$1,375	$664	$1,427	$158	$3,624

Income before federal income taxes and noncontrolling interests	$858	$199	$306	$(135)	$1,228
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	—	(56)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	—	74
Less: net loss attributable to noncontrolling interest	—	—	—	(96)

Pre-tax operating earnings (loss)	$858	$199	$306	$(57)

Assets as of year end	$73,370	$30,524	$30,650	$9,634	$144,178

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
[2]	Includes operating items discussed above.
[3]	Excludes certain non-operating changes in variable annuity liabilities.

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(1,051)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	11
Less: net loss attributable to noncontrolling interest	—	—	—	(94)

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
[2]	Includes operating items discussed above.